Filed pursuant to Rule 497(e)

Registration No. 002-68290;  811-3070

HILLIARD-LYONS GOVERNMENT FUND, INC.

Supplement

To Prospectus Dated January 1, 2008

At a special meeting of shareholders of Hilliard-Lyons Government Fund, Inc. (the “Fund”) held on April 17, 2008, shareholders of the Fund approved a new investment advisory agreement between the Fund and J.J.B. Hilliard, W.L. Lyons, LLC, successor to J.J.B. Hilliard, W.L. Lyons, Inc. (“Hilliard-Lyons”), the investment adviser to, and administrator and distributor of, the Fund.  Hilliard-Lyons had been serving as investment adviser to the Fund since April 1, 2008 pursuant to an interim advisory agreement approved by the Fund’s Board of Directors on December 17, 2008.

The date of this Prospectus Supplement is April 22, 2008.

Please keep this Prospectus Supplement with your records.

Filed pursuant to Rule 497(e)

Registration No. 002-68290;  811-3070

HILLIARD-LYONS GOVERNMENT FUND, INC.

Supplement

To Statement of Additional Information Dated January 1, 2008

At a special meeting of shareholders of Hilliard-Lyons Government Fund, Inc. (the “Fund”) held on April 17, 2008, shareholders of the Fund approved a new investment advisory agreement between the Fund and J.J.B. Hilliard, W.L. Lyons, LLC, successor to J.J.B. Hilliard, W.L. Lyons, Inc. (“Hilliard-Lyons”), the investment adviser to, and administrator and distributor of, the Fund.  Hilliard-Lyons had been serving as investment adviser to the Fund since April 1, 2008 pursuant to an interim advisory agreement approved by the Fund’s Board of Directors on December 17, 2008.

The date of this Supplement to the Statement of Additional Information is April 22, 2008.

Please keep this Supplement with your records.